Net Investment in Direct Financing Leases (Tables)	12 Months Ended
Dec. 31, 2013
Leases [Abstract]
Schedule of Net Investment in Direct Financing Leases

Net investment in direct financing leases is comprised of the following:

	As at December 31,
	2012	2013	2013
	RMB	RMB	US$
Total minimum lease payments to be received	321,614	396,734	65,536
Initial direct cost	3,963	3,963	654

	325,577	400,697	66,190
Unearned income	(64,581)	(72,416)	(11,961)

Net investment in direct finance leases	260,996	328,281	54,229

Current	89,451	128,814	21,279
Non-current	171,545	199,467	32,950

Total	260,996	328,281	54,229

Schedule of Future Minimum Lease Payments

The future minimum lease payments to be received from such non-cancelable direct financing leases are as follows:

	Future minimum lease payments
	RMB	US$
2014	136,486	22,546
2015	108,052	17,849
2016	95,317	15,745
2017	57,786	9,546
2018	3,057	505